CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (7,867)	$ (11,505)
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	2,720	3,128
Stock-based compensation	211	144
Decrease (increase) in deferred tax	384	(125)
Decrease (increase) in accounts receivables, net	620	413
Decrease (increase) in other current assets	177	(10)
Decrease in inventories, net	242	523
Increase (decrease) in accounts payables	(681)	53
Increase (decrease) in employees and payroll accruals	(602)	456
Decrease in accrued severance pay	77	(6)
Increase (decrease) in accrued expenses and other liabilities, related parties & liability for earn out	(1,794)	(731)
Net cash used in operating activities	(6,514)	(7,660)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(812)	(414)
Capitalization of software development costs	(590)	(760)
Increase in severance pay fund	(169)	(1)
Net cash used in investing activities	(1,571)	(1,175)
CASH FLOWS - FINANCING ACTIVITIES
Related parties	(939)	2,218
Long-term Debt, Net	7,523	5,008
Receivable on account of share purchase	(58)	58
Capital Investment	2,945
Payment of liability for future earn-out in business combination		(60)
Proceeds from exercise of options and warrants, net	1,356	20
Net cash provided by (used in) financing activities	10,827	7,244
Increase (decrease) in cash, cash equivalents, and restricted cash	2,742	(1,591)
Cash, cash equivalents, and restricted cash - beginning of year	1,210	2,801
Cash, cash equivalents, and restricted cash - end of year	$ 3,952	$ 1,210